Deposits on Equipment - Additional Information (Details)	3 Months Ended	11 Months Ended
	Mar. 31, 2022 Containers	Dec. 31, 2021 Batch Mining Containers Antminer
Property, Plant and Equipment [Line Items]
Description of purchase agreements		the Company had outstanding executed purchase agreements for the purchase of (1) 27,000 Antminer S19j Pro (100 TH/s) miners from Bitmain Technologies Limited (“Bitmain”) and (2) 60,000 MicroBT M30S, M30S+ and M30S++ miners from SuperAcme Technology (Hong Kong) Limited (“SuperAcme”). The Company also has an agreement for the purchase of between 28,000 to 56,000 mining rigs from Bitfury Top HoldCo, made under, and as a part of, the Master Services and Supply Agreement between the Company and Bitfury Top HoldCo dated August 26, 2021. The agreement is a non-binding commitment unless and until confirmed by a mutually executed order confirmation. See Note 8 for more information on the Master Services and Supply Agreement. All of the miners to be acquired under the purchase agreements with Bitmain and SuperAcme are to be delivered in monthly batches from January 2022 through December 2022.
Number of block box air cooled containers to be purchased | Containers		200
Bitfury USA Inc
Property, Plant and Equipment [Line Items]
Expected delivery starting month and year		2022-05
Expected delivery ending month and year		2022-10
Number of batches containers expected to be delivered | Batch		20
Scenario Forecast | Bitfury USA Inc
Property, Plant and Equipment [Line Items]
Number of containers expected to be delivered | Containers	20
BlocKBox Air-Cooled Containers | Bitfury USA Inc
Property, Plant and Equipment [Line Items]
Description of purchase agreements		Additionally, the Company also entered into two agreements with Bitfury USA Inc., a subsidiary of Bitfury Top HoldCo, made under, and as a part of, the Master Services and Supply Agreement, to purchase a total of 200 units of BlockBox air-cooled containers (each a “BBAC”), the modular data centers that house mining machines. The delivery of the first 20 containers is expected to begin in the first quarter of 2022 and the remainder are expected to be delivered in 20 batches between May 2022 and October 2022.
Maximum | Bitfury Top Hold Co [Member]
Property, Plant and Equipment [Line Items]
Number of miners to be purchased | Mining		56,000
Minimum | Bitfury Top Hold Co [Member]
Property, Plant and Equipment [Line Items]
Number of miners to be purchased | Mining		28,000
Bitmain Technologies Limited
Property, Plant and Equipment [Line Items]
Number of miners to be purchased | Antminer		27,000
Expected delivery starting month and year		2022-01
Expected delivery ending month and year		2022-09
SuperAcme Technology (Hong Kong)
Property, Plant and Equipment [Line Items]
Number of miners to be purchased | Antminer		60,000
Expected delivery starting month and year		2022-07
Expected delivery ending month and year		2022-12
Bitmain and SuperAcme
Property, Plant and Equipment [Line Items]
Expected delivery starting month and year		2022-01
Expected delivery ending month and year		2022-12